Report of Directors Corporate Governance - Notes to the single figure of remuneration - benefits (Details) - Stuart Gulliver - GBP (£)	8 Months Ended	12 Months Ended
	Oct. 11, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Car benefit		£ 0	£ 0
Hong Kong bank-owned accommodation	£ 41,711	0	282,000
Tax expense on car benefit and Hong Kong bank-owned accommodation	£ 17,117	0	164,000
Insurance benefit (non-taxable)		£ 0	£ 63,000